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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM 24F-2

                       Annual Notice of Securities Sold
                            Pursuant to Rule 24f-2



1.   Name and address of Issuer:

     CMA Government Securities Fund
     P.O. Box 9011
     Princeton, N.J.      08543-9011

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number:                811-3205

     Securities Act File Number:                         2-72724

4.   (a) Last day of fiscal year for which this Form is filed: March 31, 2005

     (b) [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).

     (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fees:

     (i)  Aggregate sales price of
          securities sold during the
          fiscal year pursuant to
          Section 24(f):                                        $1,867,203,399

     (ii) Aggregate price of securities
          redeemed or repurchased
          during the fiscal year:                               $1,994,166,317

     (iii) Aggregate price of
          securities redeemed or
          repurchased during any prior
          fiscal year ending no earlier
          than October 31, 1995, that
          were not previously used to
          reduce registration fees
          payable to the Commission:                             $5,514,355,185

     (iv) Total available redemption
          credits [add Items 5(ii) and
          5(iii)]:                                               $7,508,521,502



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     (v)  Net sales - if Item 5(i) is
          greater than Item 5(iv)
          [subtract Item 5(iv) from
          Item 5(i)]:                                            $0

     (vi) Redemption credits available
          for use in future years - if
          Item 5(i) is less than Item
          5(iv):                                                 $5,641,318,103

     (vii) Multiplier for determining
          registration fee (see
          instruction C.9):                                      .0001177

   (viii) Registration fee due
          [multiply Item 5(v) by Item
          5(vii) (enter "0" if no fee
          is due)]:                                              $0

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

         If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0

7.       Interest due - if this Form is
         being filed more than 90 days
         after the end of the issuer's
         fiscal year (see instruction D):                        $0

8.       Total of the amount of the
         registration fee due plus any
         interest due [line 5(viii) plus
         line 7]:                                                $0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ]  Wire Transfer

         [ ] Mail or other means


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                                  SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


By:


/s/ Donald C. Burke
----------------------------
Vice President and Treasurer


Date:  June 27, 2005



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